Summary of Company's and Bank's Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Citizens [Member]
Total Capital, Actual Amount	$ 50,690	$ 44,637
Total Capital, Actual Ratio	11.40%	11.90%
Total Capital, For Capital Adequacy Purposes Amount	$ 35,643	$ 30,026
Total Capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 44,554	$ 37,532
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier I Capital, Actual Amount	$ 48,647	$ 42,515
Tier I Capital, Actual Ratio	10.90%	11.30%
Tier I Capital, For Capital Adequacy Purposes Amount	$ 26,733	$ 22,519
Tier I Capital, For Capital Adequacy Purposes Ratio	6.00%	6.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 35,643	$ 30,026
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	8.00%	8.00%
Tier I Capital (to Average Assets), Actual Amount	$ 48,647	$ 42,515
Tier I Capital (to Average Assets), Actual Ratio	8.40%	9.40%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 23,189	$ 18,017
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 28,986	$ 22,521
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%
Citizens [Member] | Common Equity [Member]
Tier I Capital, Actual Amount	$ 48,647	$ 42,515
Tier I Capital, Actual Ratio	10.90%	11.30%
Tier I Capital, For Capital Adequacy Purposes Amount	$ 20,049	$ 16,889
Tier I Capital, For Capital Adequacy Purposes Ratio	4.50%	4.50%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 28,960	$ 24,396
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.50%	6.50%
Consolidated Entities [Member]
Total Capital, Actual Amount	$ 53,461	$ 49,590
Total Capital, Actual Ratio	12.00%	13.20%
Total Capital, For Capital Adequacy Purposes Amount	$ 35,720	$ 30,149
Total Capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier I Capital, Actual Amount	$ 51,418	$ 47,468
Tier I Capital, Actual Ratio	11.50%	12.60%
Tier I Capital, For Capital Adequacy Purposes Amount	$ 26,790	$ 22,612
Tier I Capital, For Capital Adequacy Purposes Ratio	6.00%	6.00%
Tier I Capital (to Average Assets), Actual Amount	$ 51,418	$ 47,468
Tier I Capital (to Average Assets), Actual Ratio	8.80%	10.60%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 23,275	$ 17,904
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Consolidated Entities [Member] | Common Equity [Member]
Tier I Capital, Actual Amount	$ 47,418	$ 43,468
Tier I Capital, Actual Ratio	10.60%	11.50%
Tier I Capital, For Capital Adequacy Purposes Amount	$ 20,092	$ 16,959
Tier I Capital, For Capital Adequacy Purposes Ratio	4.50%	4.50%